[LETTERHEAD, SENTINEL FUNDS]
One National Life Drive
Montpelier, VT 05604

                                                December 23, 2005

VIA ELECTRONIC FILING

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.

Washington, D.C.  20549

Re:   Sentinel Group Funds, Inc. ("Registrant")
      File Nos. 2-10685 and 811-00214

Ladies and Gentlemen:

      On behalf of the Registrant, transmitted with this letter for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is an amendment to the Registrant's registration statement on Form N-1A ("Amendment"). The Amendment registers two new series of the Registrant, the Sentinel Capital Growth Fund and the Sentinel Growth Leaders Fund, which will each offer Class A and Class C shares.

      Please direct any communications relating to this filing to me at
(802) 229-7410.

                                                Very truly yours,



                                                Kerry A. Jung
                                                Secretary

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